Commitments and Contingencies - Schedule of Future Minimum Annual Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022	$ 822
2023	674
2024	455
2025	212
2026	212
Thereafter	123
Total Future Minimum Lease Payments	$ 2,498